PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2020
Payments made under protest [abstract]
Payments made under protest
Amounts in R million	Note	2020	2019

Balance at the beginning of the year		27.6	19.4
Payments made under protest		10.6	11.7
Discount on initial payment made under protest	7	(7.1)	(6.5)
Unwinding	6	3.9	3.0

Balance at the end of the year		35.0	27.6